SMART Earnings Growth 30 ETF
Schedule of Investments
September 30, 2025 (Unaudited)
COMMON STOCKS - 85.7%	Shares	Value
Consumer Discretionary Services - 0.0%(a)
Brinker International, Inc.(b)	6	$760

Financial Services - 4.6%
Carlyle Group, Inc.	2,239	140,385
Nasdaq, Inc.	50	4,423
Robinhood Markets, Inc. - Class A(b)	44	6,300
SoFi Technologies, Inc.(b)	6,903	182,377
Toast, Inc. - Class A(b)	8,800	321,288
		654,773

Health Care - 5.0%
Boston Scientific Corp.(b)	7,227	705,572
Exelixis, Inc.(b)	30	1,239
McKesson Corp.	6	4,635
		711,446

Industrial Products - 8.3%
AeroVironment, Inc.(b)	456	143,590
Amphenol Corp.	5,729	708,964
Vertiv Holdings Co. - Class A	2,119	319,672
		1,172,226

Industrial Services - 1.1%
Comfort Systems USA, Inc.	188	155,134

Insurance - 0.0%(a)
Equitable Holdings, Inc.	20	1,016

Materials - 5.9%
Coeur Mining, Inc.(b)	7,561	141,844
Newmont Corp.	8,173	689,066
Royal Gold, Inc.	12	2,407
		833,317

Media - 18.7%
AppLovin Corp. - Class A(b)	1,985	1,426,302
DoorDash, Inc. - Class A(b)	4,444	1,208,723
		2,635,025

Oil & Gas - 5.2%
Cheniere Energy, Inc.	1,394	327,562
EQT Corp.	7,314	398,101
		725,663

Real Estate - 0.0%(a)
Welltower, Inc. - REIT	28	4,988

Retail & Wholesale - Discretionary - 3.1%
Carvana Co. - Class A(b)	1,139	$429,676

Retail & Wholesale - Staples - 0.0%(a)
Hims & Hers Health, Inc. - Class A(b)	26	1,475
Sprouts Farmers Market, Inc.(b)	6	653
		2,128

Software & Tech Services - 11.0%
Intuit, Inc.	12	8,195
Life360, Inc.(b)	1,327	141,060
Palantir Technologies, Inc. - Class A(b)	6,856	1,250,672
PTC, Inc.(b)	770	156,325
		1,556,252

Tech Hardware & Semiconductors - 21.8%
Advanced Micro Devices, Inc.(b)	7,386	1,194,981
Analog Devices, Inc.	18	4,423
Broadcom, Inc.	2,171	716,235
KLA Corp.	4	4,314
Lam Research Corp.	5,349	716,231
Micron Technology, Inc.	82	13,720
Ubiquiti, Inc.	650	429,377
		3,079,281

Utilities - 1.0%
National Fuel Gas Co.	1,512	139,663
NiSource, Inc.	56	2,425
		142,088

TOTAL COMMON STOCKS (Cost $11,064,730)		12,103,773

SHORT-TERM INVESTMENTS - 13.1%
Money Market Funds - 13.1%	Shares	Value
First American Government Obligations Fund - Class X, 4.05%(c)	1,847,988	1,847,988

TOTAL SHORT-TERM INVESTMENTS (Cost $1,847,988)		1,847,988

TOTAL INVESTMENTS - 98.8% (Cost $12,912,718)		$13,951,761
Other Assets in Excess of Liabilities - 1.2%		175,396
TOTAL NET ASSETS - 100.0%		$14,127,157

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust

(a)	Does not round to 0.1% or (0.1)%, as applicable.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2025.